Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 129,414.00
Previously Paid Amount	17.87
Total Fee Amount	17.87
Total Offset Amount	0.00
Net Fee	$ 0.00